Regulatory Matters - Additional Information (Detail) (Minimum)	Dec. 31, 2013
Minimum
Regulatory Capital Requirements Under Banking Regulations [Line Items]
Risk based capital ratio	10.00%
Tier I risk-based capital ratio	6.00%
Tier I leverage capital ratio	5.00%